DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2010	Sep. 30, 2009
Foreign currency forwards
Derivative instruments and hedging activities
Gain (loss) recognized in OCI	$ (1,435)	$ 152	$ (623)	$ (5,618)	$ (1,892)	$ (5,572)	$ 1,483	$ 112
Gain (loss) reclassified in to earnings - Effective Portion	20	(4,309)	(5,681)	3,420	(2,052)	(8,846)	1,838	53
Forward starting swap
Derivative instruments and hedging activities
Gain (loss) recognized in OCI	$ 309	$ 91			$ (164)